Deferred tax assets and liabilities - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 100.4	€ 128.3
Deferred tax liabilities	(445.7)	(437.6)
Tax assets/(liabilities)	(345.3)	(309.3)	€ (313.6)
Deferred tax assets not recognized in the financial statements	65.2	70.4
Deferred tax items credited (charged) to equity	2.0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6.2	8.9
Deferred tax liabilities	(39.9)	(34.4)
Tax assets/(liabilities)	(33.7)	(25.5)	(6.7)
Deferred tax items credited (charged) to equity	0.0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29.9	33.8
Deferred tax liabilities	(384.6)	(382.9)
Tax assets/(liabilities)	(354.7)	(349.1)	(383.5)
Deferred tax items credited (charged) to equity	0.0
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13.0	36.4
Deferred tax liabilities	0.0	0.0
Tax assets/(liabilities)	13.0	36.4	48.0
Deferred tax items credited (charged) to equity	(2.0)
Tax value of loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	43.8	40.4
Deferred tax liabilities	0.0	0.0
Tax assets/(liabilities)	43.8	40.4	24.6
Deferred tax items credited (charged) to equity	0.0
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.1	1.7
Deferred tax liabilities	(8.9)	(7.0)
Tax assets/(liabilities)	(8.8)	(5.3)	9.2
Deferred tax items credited (charged) to equity	0.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7.4	7.1
Deferred tax liabilities	(12.3)	(13.3)
Tax assets/(liabilities)	(4.9)	€ (6.2)	€ (5.2)
Deferred tax items credited (charged) to equity	€ 0.0